Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options	0
Granted, Number of options	965
Outstanding-end of the year, Number of options	965	0
Options exercisable at the end of the year, Number of options	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 0
Granted, Weighted average exercise price		$ 128.48
Outstanding-end of the year, Weighted average exercise price	128.48	$ 0
Options exercisable at the end of the year, Weighted average exercise price	$ 0